SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of equity [abstract]
SHARE CAPITAL

14. SHARE CAPITAL

Authorized share capital

Authorized: Unlimited number of common shares without par value.

Issued share capital

During the year ended December 31, 2021:

The Company issued 10,058,660 common shares upon exercise of warrants for gross proceeds of $1,653,737.

The Company issued 1,666,020 common shares upon exercise of stock options for gross proceeds of $125,657.

The Company issued 275,000 common shares valued at $38,500 to a consultant in exchange for services received.

On February 12, 2021, the Company completed a non-brokered private placement and issued 7,000,000 units at a price of $0.22 per unit for gross proceeds of $1,540,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.30 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company’s directors and officers participated in the private placement. The Company paid finder’s fee totaling $56,320 and issued 256,000 finder’s warrants valued at $39,206.

On January 28, 2021, the Company closed the final tranche of a non-brokered private placement and issued 8,740,000 units at a price of $0.10 per unit for gross proceeds of $874,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.15 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company’s directors and officers participated in the private placement. The Company paid finder’s fee totaling $27,800 and issued 278,000 finder’s warrants valued at $100,419.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)

14. SHARE CAPITAL (continued)

Issued share capital (continued)

During the year ended December 31, 2020:

The Company closed a tranche of a non-brokered private placement and issued 6,260,000 units at a price of $0.10 per unit for gross proceeds of $626,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.15 per share for a period of 12 months from the date of closing subject to an accelerated expiry condition. The Company paid finder’s fee totaling $22,500 and issued 225,000 finder’s warrants valued at $9,833. The Company’s directors and officers participated in the private placement.

The Company issued 5,477,965 common shares in exchange for services received and to settle accounts payables of $136,949. An aggregate of 1,900,000 shares were issued in settlement of $47,500 in amounts owing to certain directors and officers of the Company. The common shares issued to the related parties are subject to a four month plus one day hold period.

The Company issued 105,000 common shares pursuant to the exercise of stock options for gross proceeds of $5,250. $1,422 was reclassified from reserves to share capital on exercise of the options.

The Company issued 2,000,000 common shares valued at $100,000 related to the acquisition of HealthTab™ (see Note 4).

The Company issued 3,480,000 common shares valued at $52,200 as bonus shares pursuant to a loan agreement (see Note 14).

During the year ended December 31, 2019:

The Company issued 1,111,110 common shares valued at $100,000 related to the acquisition of HealthTab (see Note 4).

The Company issued 73,928 common shares pursuant to the exercise of 73,928 stock options for gross proceeds of $20,701. $19,108 was reclassified from reserves to share capital on exercise of the options.

The Company issued 125,081 common shares to a vendor valued at $11,167 in consideration for services rendered pursuant to the terms of a service agreement entered into on April 10, 2018.

The Company closed a private placement 4,206,435 common shares at a price of $0.07 per share for gross proceeds of $294,450.

The Company closed a private placement and issued 6,852,400 units at a price of $0.05 per unit for gross proceeds of $342,620. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire an additional common share of the Company at a price of $0.15 per share until August 13, 2021. The fair value of common shares was $171,310 based on share price and, the residual value of $171,310 was allocated to the warrants.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)

14. SHARE CAPITAL (continued)

Stock options

The Company has adopted an incentive share purchase option plan under the rules of the Exchange pursuant to which it is authorized to grant options to executive officers, directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of ten years and generally vest either immediately or in specified increments of up to 25% in any three-month period. The changes in stock options including those granted to directors, officers, employees and consultants are summarized as follows:

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	6,706,072	$0.08	5,241,072	$0.13	2,539,000	$0.24
Options granted	2,840,000	$0.22	1,730,000	$0.08	3,095,000	$0.06
Expired/Cancelled	-	-	(160,000)	$0.07	(319,000)	$0.22
Exercised	(1,666,020)	$0.08	(105,000)	$0.05	(73,928)	$0.28
Ending Balance	7,880,052	$0.13	6,706,072	$0.08	5,241,072	$0.13
Exercisable	7,692,552	$0.13	6,706,072	$0.08	5,241,072	$0.13

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2021:

Exercise Price		Expiry date	Options
			Outstanding	Exercisable
$0.15		June 21, 2022	140,000	140,000
$0.17		July 2, 2022	500,000	500,000
$0.10	(1)	July 20, 2022	150,000	150,000
$0.10	(1)	September 27, 2022	150,000	150,000
$0.10	(1)	November 20, 2022	150,000	150,000
$0.10	(2)	December 8, 2022	675,052	675,052
$0.10	(3)	March 27, 2023	200,000	200,000
$0.17		March 31, 2023	250,000	62,500
$0.10	(4)	April 11, 2023	150,000	150,000
$0.075		January 24, 2024	280,000	280,000
$0.08		February 28, 2024	140,000	140,000
$0.06		April 1, 2024	175,000	175,000
$0.05		October 1, 2024	1,480,000	1,480,000
$0.08		November 18, 2025	780,000	780,000
$0.08		December 8, 2025	710,000	710,000
$0.19		January 28, 2026	150,000	150,000
$0.25		March 22, 2026	1,800,000	1,800,000
			7,880,052	7,692,552

(1)	Options repriced from $0.15 to $0.10 during the year ended December 31, 2020
(2)	Options repriced from $0.28 to $0.10 during the year ended December 31, 2020
(3)	Options repriced from $0.24 to $0.10 during the year ended December 31, 2020
(4)	Options repriced from $0.21 to $0.10 during the year ended December 31, 2020

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)

14. SHARE CAPITAL (continued)

Stock options (continued)

The weighted average remaining life of the stock options outstanding at December 31, 2021 is 2.73 years.

Share-based compensation

Share-based compensation of $495,791 was recognized during the year ended December 31, 2021 (2020 - $130,219) for stock options granted, vested, and repriced during the year. Options issued to directors and officers of the Company vested immediately, while those issued to consultants vest over one year, however, the Board may change such provisions at its discretion or as required on a grant-by-grant basis.

Share-based payments for options granted and repriced was measured using the Black-Scholes option pricing model with the following assumptions:

	2021	2020	2019
Expected life	1 – 5 years	2 – 5 years	5 years
Volatility	134% - 211%	141% - 180%	110% - 143%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.32% - 0.99%	0.23% - 0.47%	1.58% - 1.86%

Option pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Warrants

The Company has issued warrants entitling the holders to acquire common shares of the Company. The summary of changes in warrants is presented below.

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	18,743,226	$0.16	20,704,664	$0.24	13,852,264	$0.28
Warrants issued	16,274,000	$0.22	6,485,000	$0.15	6,852,400	$0.15
Warrants exercised	(10,058,660)	$0.16	-	-	-	-
Warrants expired	(6,177,500)	$0.15	(8,446,438)	$0.33	-	-
Outstanding	18,781,066	$0.21	18,743,226	$0.16	20,704,664	$0.24

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)

14. SHARE CAPITAL (continued)

Warrants (continued)

The following table summarizes information about warrants outstanding and exercisable as at December 31, 2021:

Exercise Price	Expiry date	Warrants Outstanding
$0.20	June 26, 2022	993,666
$0.20	August 3, 2022	742,667
$0.20	November 27, 2022	770,733
$0.15	January 28, 2022	9,018,000
$0.30	February 12, 2022	7,256,000
		18,781,066

The weighted average remaining life of the warrants outstanding at December 31, 2021 is 0.17 years.

Fair value of the finder’s warrants granted was measured using the Black-Scholes pricing model with the following assumptions:

	2021	2020
Expected life	1 year	1 year
Volatility	195% - 200%	190%
Dividend yield	0%	0%
Risk-free interest rate	0.15% - 0.17%	0.26%

Black-Scholes pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.